Trade and Other Receivables	3 Months Ended
Mar. 31, 2023
Trade and other receivables [Abstract]
TRADE AND OTHER RECEIVABLES

4. TRADE AND OTHER RECEIVABLES

	March 31,	December 31,
	2023	2022
Accounts receivable	$179,964	$130,588
Less: allowance for doubtful accounts	(55,621)	(66,852)
Accounts receivable, net	124,343	63,736
VAT receivable	322,949	192,154
Other	2,149	3,248
	$449,441	$259,138

For the three months ended March 31, 2023, the Company recorded bad debt reserve of $53,296 for VAT receivable.